Statements of Stockholders Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2,431		$ (1,382,093)	$ (1,379,662)
Beginning balance at Dec. 31, 2020	2,430,514
Net loss			(4,720,858)	(4,720,858)
Issuance of shares, net of issuance costs	$ 81	269,919		270,000
Issuance of shares, net of issuance costs	81,106
Issuance of shares in exchange for IPO services	$ 30	108,870		108,900
Issuance of shares in exchange for IPO services	30,000
Ending balance, value at Dec. 31, 2021	$ 4,300	8,355,140	(6,102,951)	2,256,489
Beginning balance at Dec. 31, 2021	4,300,000
Net loss			(696,853)	(696,853)
Ending balance, value at Mar. 31, 2022	$ 4,300	8,355,140	(6,799,804)	1,559,636
Beginning balance at Mar. 31, 2022	4,300,000
Beginning balance, value at Dec. 31, 2021	$ 4,300	8,355,140	(6,102,951)	2,256,489
Beginning balance at Dec. 31, 2021	4,300,000
Net loss				(6,067,193)
Ending balance, value at Sep. 30, 2022	$ 6,802	25,239,654	(12,170,144)	13,076,312
Beginning balance at Sep. 30, 2022	6,802,464
Beginning balance, value at Dec. 31, 2021	$ 4,300	8,355,140	(6,102,951)	2,256,489
Beginning balance at Dec. 31, 2021	4,300,000
Net loss			(7,536,540)	(7,536,540)
Ending balance, value at Dec. 31, 2022	$ 6,802	25,239,654	(13,639,491)	11,606,965
Beginning balance at Dec. 31, 2022	6,802,464
Beginning balance, value at Mar. 31, 2022	$ 4,300	8,355,140	(6,799,804)	1,559,636
Beginning balance at Mar. 31, 2022	4,300,000
Net loss			(4,091,036)	(4,091,036)
Issuance of shares, net of issuance costs	$ 2,466	14,770,021		14,772,487
Issuance of shares, net of issuance costs	2,466,750
Issuance of shares in exchange for IPO services	$ 36	(36)
Issuance of shares in exchange for IPO services	35,714
Issuance of stock options		2,114,529		2,114,529
Ending balance, value at Jun. 30, 2022	$ 6,802	25,239,654	(10,890,840)	14,355,616
Beginning balance at Jun. 30, 2022	6,802,464
Net loss			(1,279,304)	(1,279,304)
Ending balance, value at Sep. 30, 2022	$ 6,802	25,239,654	(12,170,144)	13,076,312
Beginning balance at Sep. 30, 2022	6,802,464
Beginning balance, value at Dec. 31, 2022	$ 6,802	25,239,654	(13,639,491)	11,606,965
Beginning balance at Dec. 31, 2022	6,802,464
Net loss			(1,977,278)	(1,977,278)
Proceeds received from exercise of warrants	$ 47	49,740		49,787
Proceeds received from exercise of warrants	46,102
Stock issued as a result of litigation settlement	$ 52	251,628		251,680
Stock issued as a result of litigation settlement	52,000
Ending balance, value at Mar. 31, 2023	$ 6,901	25,541,022	(15,616,769)	9,931,154
Beginning balance at Mar. 31, 2023	6,900,566
Beginning balance, value at Dec. 31, 2022	$ 6,802	25,239,654	(13,639,491)	11,606,965
Beginning balance at Dec. 31, 2022	6,802,464
Net loss				(5,270,281)
Ending balance, value at Sep. 30, 2023	$ 6,911	25,730,833	(18,909,772)	6,827,972
Beginning balance at Sep. 30, 2023	6,910,717
Beginning balance, value at Mar. 31, 2023	$ 6,901	25,541,022	(15,616,769)	9,931,154
Beginning balance at Mar. 31, 2023	6,900,566
Net loss			(1,478,788)	(1,478,788)
Exercise of warrants	$ 10	(20)		(10)
Exercise of warrants	10,151
Ending balance, value at Jun. 30, 2023	$ 6,911	25,541,002	(17,095,557)	8,452,356
Beginning balance at Jun. 30, 2023	6,910,717
Net loss			(1,814,215)	(1,814,215)
Issuance of stock options		119,525		119,525
Issuance of warrants		65,046		65,046
Issuance of RSUs		5,260		5,260
Ending balance, value at Sep. 30, 2023	$ 6,911	$ 25,730,833	$ (18,909,772)	$ 6,827,972
Beginning balance at Sep. 30, 2023	6,910,717